Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Allowance for doubtful accounts	$ 905	$ 437
Stockholders' equity
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	625,000,000	625,000,000
Common stock, shares issued	46,226,797	40,721,754
Common stock, shares outstanding	46,226,797	40,721,754